Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate	$ (33,030)	$ (25,518)
State taxes, net of federal benefit	(4,995)	(6,637)
Permanent adjustments	(560)	411
Return to provision	10	0
Other deferred adjustment	5,147	(4)
General business credits	3,599	(8,803)
Change in valuation allowance	29,835	40,556
Total tax expense	$ 6	$ 5